UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________.

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001977336

Central Index Key Number of issuing entity (if applicable): Not Applicable

Central Index Key Number of underwriter (if applicable): Not Applicable

TOGETHER ASSET BACKED SECURITISATION 15 2026-1ST1 PLC

(Exact name of issuing entity as specified in its charter)

Thomas Lynn

(+44) 161 956 3199

Name and telephone number, including area code, of the person

To contact in connection with this filing.

* Together Financial Services Limited, as sponsor/securitizer/depositor, is filing this Form ABS-15G in respect of the issuance of asset-backed securities by the above referenced issuing entity.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Interpath Ltd was engaged to perform an agreed upon procedures engagement. Interpath Ltd’s report, dated February 26, 2026, containing its findings is attached as Exhibit 1 hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Together Financial Services Limited	(Securitizer)

Dated: March 10, 2026

/s/ Gary D. Beckett	(Signature)
Gary D. Beckett
Managing Director

EXHIBIT INDEX

Exhibit No.	Description
Exhibit 1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 26, 2026, of Interpath Ltd.